                                     [LOGO]

                                    COLONIAL

                                  INTERMEDIATE

                                  HIGH INCOME

                                      FUND

                               SEMIANNUAL REPORT

                                 APRIL 30, 1997

================================================================================
                     COLONIAL INTERMEDIATE HIGH INCOME FUND
                                   HIGHLIGHTS
                       NOVEMBER 1, 1996 - APRIL 30, 1997

INVESTMENT OBJECTIVE: Colonial Intermediate High Income Fund seeks high current income and total return by investing primarily in lower rated corporate debt securities.

The Fund is designed to offer:

     o    High monthly income potential

     o    Attractive long-term total return potential

     o    Broad diversification

PORTFOLIO MANAGER COMMENTARY: "The Fund benefited from a positive environment for high yield bonds. Several of our holdings were acquired by investment grade companies, resulting in substantial price increases for those bonds. Our economic outlook anticipates continued growth in income and earnings for our companies, although at a slower pace than last year. Because of ongoing interest rate volatility and a lack of clear economic trends, we have positioned the Fund more conservatively than at the beginning of the period. We increased our emphasis on non-cyclical industries such as consumer non-durables and supermarkets, and decreased our emphasis on commodity based industries such as paper and forest products." -- Andrea Feingold

               COLONIAL INTERMEDIATE HIGH INCOME FUND PERFORMANCE

Distributions declared per share                                $0.360
--------------------------------------------------------------------------------
                                               NAV               MARKET PRICE
Six-month total return, assuming
reinvestment of all distributions              6.00%                  8.87%
--------------------------------------------------------------------------------
Price per share                               $6.94                  $7.38



TOP CORPORATE ISSUERS*                     TOP FIVE SECTORS*
--------------------------------------------------------------------------------
1.Revlon ....................   4.0%       1.Manufacturing ............   18.2%
2.Mesa, Inc..................   2.2%       2.Services .................   14.8%
3.Young Broadcasting.........   2.1%       3.Transportation, Electric,
4.Panamsat L.P. Stp..........   2.1%         Gas, Sanitary Services....   10.4%
5.Cablevision Systems Corp...   2.1%       4.Mining & Energy ..........    8.8%
                                           5.Retail Trade .............    8.1%

*Corporate issuers and sector breakdowns are calculated as a percent of total investments. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these issuers or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.
================================================================================
                                       2

================================================================================
                              PRESIDENT'S MESSAGE

                              TO FUND SHAREHOLDERS

I am pleased to present the semiannual report for Colonial             [Photo]
Intermediate High Income Fund. This report reflects on the investment environment for the six months ended April 30, 1997 and on the performance of your Fund.

The economy continued to grow at a healthy pace during the past six months. A firm job market buoyed consumer confidence, resulting in strong retail sales and accelerating industrial production. The strength of the economy during the first quarter of 1997 led the Federal Reserve Board to raise short-term interest rates in March. This action responded to growing concern for wage and price inflation in the future. As interest rates rose, both the stock market and the bond market saw price declines.

Despite the increase in interest rates, the high yield corporate bond market continued to provide solid results. Prices on these bonds are not as closely linked to changes in interest rates as Treasury bonds. High yield bonds trade on companies' financial performance and future growth prospects, factors that tend to be positive in a strong economic environment. While this market sector benefited from strong investor demand and ample supply during the period, the more speculative sectors of the high yield market were volatile and did experience some price declines. The Fund's assets are concentrated at the higher quality end of the high yield bond spectrum. These bonds are more easily traded and are expected to retain their value better than those of lower quality.

In addition to providing attractive growth prospects, a high yield corporate bond fund offers an opportunity to diversify your portfolio. This market sector allows investors to participate in the U.S. economy without taking on as much risk as the stock market or more interest rate sensitive bond market sectors. The high level of income generated by these bonds results in returns that have historically outperformed investment grade bonds and Government funds during periods of rising interest rates.

As always, we thank you for the opportunity to help meet your investment goals through the Colonial family of funds.

Respectfully,

/s/ Harold W. Cogger

Harold W. Cogger
President
June 13, 1997

Because market conditions change frequently, there can be no assurance that the trends described herein will continue, come to pass or affect Fund performance.
================================================================================
                                       3

                              INVESTMENT PORTFOLIO



                    APRIL 30, 1997 (UNAUDITED, IN THOUSANDS)

BONDS & NOTES (a) - 97.1%                               PAR           VALUE
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS & NOTES - 95.8%
--------------------------------------------------------------------------------
MANUFACTURING - 37.9%
  CHEMICALS & ALLIED PRODUCTS - 10.2%
  Agricultural Minerals Co., L.P.,
                   10.750%  09/30/03                    $2,250         $2,368
  Applied Extrusion Technologies, Inc.,
                   11.500%  04/01/02                     1,500          1,556
  Imperial Credit Industries, Inc.,
                    9.875%  01/15/07                       333            315
  Revlon Consumer Products Corp.,
                   10.500%  02/15/03                     2,250          2,351
  Revlon Worldwide Corp.,
                    (b)     03/15/01(c)                  3,975          2,614
  Texas Petrochemical Corp.,
                   11.125%  07/01/06                     2,000          2,090
  Trans-Resources Corp.,
                   11.875%  07/01/02                     1,500          1,492
                                                                       ------
                                                                       12,786
                                                                       ------

  ELECTRONIC & ELECTRICAL EQUIPMENT - 3.4%
  K&F Industries, Inc.,
                   10.375%  09/01/04                     1,835          1,918
  L-3 Communications Corp.,
                   10.375%  05/01/07(c)                    500            515
  LDM Technologies, Inc.,
                   10.750%  01/15/07                       275            284
  Unisys Corp.,
                   11.750%  10/15/04                     1,500          1,573
                                                                       ------
                                                                        4,290
                                                                       ------

  FABRICATED METALS - 2.5%
  Euramax International PLC,
                   11.250%  10/01/06                     1,500          1,564
  Renco Metals, Inc.,
                   11.500%  07/01/03                       500            520
  US Can Corp.,
                   10.125%  10/15/06                     1,000          1,042
                                                                       ------
                                                                        3,126
                                                                       ------

  FOOD & KINDRED PRODUCTS - 3.9%
  Chiquita Brands International, Inc.,
                   10.250%  11/01/06                     1,000          1,052

                  Investment Portfolio/April 30, 1997
--------------------------------------------------------------------------------


  FoodBrands America, Inc.,
                   10.750%  05/15/06                    $1,750         $2,013
  Pilgrim's Pride Corp.,
                   10.875%  08/01/03                       450            464
  Sun World International Corp.,
                   11.250%  04/15/04(c)                  1,280          1,318
                                                                       ------
                                                                        4,847
                                                                       ------

  MACHINERY & COMPUTER EQUIPMENT - 1.1%
  IMO Industries,
                   11.750%  05/01/06                     1,370          1,367
                                                                       ------

  MEASURING & ANALYZING INSTRUMENTS - 0.4%
  Intertek Finance PLC,
                   10.250%  11/01/06(c)                    500            513
                                                                       ------

  MISCELLANEOUS MANUFACTURING - 5.6%
  Borg Warner Security Corp.,
                    9.625%  03/15/07(c)                  1,500          1,485
  Building Materials Corp. of America,
    stepped coupon,
        (11.750% 07/01/99)  07/01/04(d)                  1,000            887
  Clark-Schwebel, Inc.,
                   10.500%  04/15/06                     1,000          1,050
  ISP Holdings, Inc.,
                    9.000%  10/15/03                     1,000          1,010
                    9.750%  02/15/02                     1,500          1,558
  Shop Vac Corp.,
                   10.625%  09/01/03                     1,000          1,055
                                                                       ------
                                                                        7,045
                                                                       ------

  PAPER PRODUCTS - 1.0%
  Florida Coast Paper Corp.,
                   12.750%  06/01/03                     1,250          1,212
                                                                       ------
  PETROLEUM REFINING - 0.9%
  Flores & Rucks, Inc.,
                   13.500%  12/01/04                     1,000          1,175
                                                                       ------
  PRIMARY METALS - 3.1%
  Algoma Steel, Inc.,
                   12.375%  07/15/05                     1,500          1,657
  Kaiser Aluminum & Chemical Corp.,
                   12.750%  02/01/03                     2,000          2,180
                                                                       ------
                                                                        3,837
                                                                       ------

                  Investment Portfolio/April 30, 1997
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS & NOTES - CONT.             PAR          VALUE
--------------------------------------------------------------------------------
MANUFACTURING - CONT
  PRINTING & PUBLISHING - 0.8%
  Hollinger International Publishing,
                    9.250%  03/15/07                    $1,000         $  995
                                                                       ------
  STONE, CLAY, GLASS & CONCRETE - 2.1%
  Anchor Glass Container Corp.,
                   11.250%  04/01/05(c)                    500            521
  Owens-Illinois, Inc.,
                   10.500%  06/15/02                     2,000          2,100
                                                                       ------
                                                                        2,621
                                                                       ------

  TEXTILE MILL PRODUCTS - 0.4%
  Collins & Aikman Floorcoverings,
                   10.000%  01/15/07(c)                    100             98
  Synthetic Industries, Inc.,
                    9.250%  02/15/07(c)                    400            400
                                                                       ------
                                                                          498
                                                                       ------

  TRANSPORTATION EQUIPMENT - 2.5%
  Aftermarket Technology Corp.,
   Series B,
                   12.000%  08/01/04                       860            944
  Collins & Aikman Products Co.,
                   11.500%  04/15/06                     2,000          2,195
                                                                       ------
                                                                        3,139
                                                                       ------
--------------------------------------------------------------------------------
MINING & ENERGY - 11.7%
  OIL & GAS EXTRACTION - 9.6%
  Forcenergy, Inc.,
                    9.500%  11/01/06                       550            555
  Gulf Canada Resources Ltd.,
                    9.250%  01/15/04                     2,500          2,578
  HS Resources, Inc.,
                    9.250%  11/15/06                       500            490
  Mesa Operating Co.,
    stepped coupon,
        (11.625% 07/01/01)  07/01/06(d)                  2,000          1,440
                   10.625%  07/01/06                     1,250          1,362

  Nuevo Energy Co.,
                    9.500%  04/15/06                     1,100          1,127
  Santa Fe Energy Resources, Inc.,
                   11.000%  05/15/04                     1,500          1,613
  TransTexas Gas Corp.,
                   11.500%  06/15/02                     1,000          1,110

                                       6

                  Investment Portfolio/April 30, 1997
--------------------------------------------------------------------------------

  United Meridian Corp.,
                   10.375%  10/15/05                  $1,610        $ 1,723
                                                                    -------
                                                                     11,998
                                                                    -------
  OIL & GAS FIELD SERVICES - 2.1%
  Falcon Drilling Co., Inc.,
   Series B,
                    9.750%  01/15/01                   1,000          1,020
  Parker Drilling Corp.,
                    9.750%  11/15/06                   1,500          1,545
                                                                    -------
                                                                      2,565
                                                                    -------
--------------------------------------------------------------------------------
RETAIL TRADE - 6.2%
  FOOD STORES - 5.4%
  Pathmark Stores, Inc.,
                    9.625%  05/01/03                   1,000            930
                   11.625%  06/15/02                   1,000            990
  Ralphs Grocery Co.,
                   10.450%  06/15/04                   1,475          1,564
  Smiths Food & Drug,
                   11.250%  05/15/07                   2,000          2,227
  Star Markets Co.,
                   13.000%  11/01/04                   1,000          1,105
                                                                    -------
                                                                      6,816
                                                                    -------

  HOME FURNISHINGS & EQUIPMENT - 0.8%
  Syratech Corp.,
                   11.000%  04/15/07                   1,000          1,028
                                                                    -------
--------------------------------------------------------------------------------
SERVICES - 12.6%
  AMUSEMENT & RECREATION - 1.2%
  E&S Holdings,
                   10.375%  10/01/06                   1,000          1,030
  Lodgenet Entertainment,
                   10.250%  12/15/06                     500            490
                                                                    -------
                                                                      1,520
                                                                    -------

  BUSINESS SERVICES - 2.3%
  Loomis Fargo & Co.,
                   10.000%  01/15/04(c)                1,000          1,015
  Pierce Leahy Corp.,
                   11.125%  07/15/06                   1,700          1,845
                                                                    -------
                                                                      2,860
                                                                    -------

  HOTELS, CAMPS & LODGING - 9.1%
  Eldorado Resorts Corp.,
                   10.500%  08/15/06                   2,005          2,110

                  Investment Portfolio/April 30, 1997
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS & NOTES - CONT.            PAR           VALUE
--------------------------------------------------------------------------------
SERVICES - CONT
  HOTELS, CAMPS & LODGING - CONT
  Harvey Casinos Resorts,
                   10.625%  06/01/06                  $1,750         $1,848
  HMH Properties, Inc.,
                    9.500%  05/15/05                   1,500          1,524
  Mohegan Tribal Gaming,
                   13.500%  11/15/02                   1,000          1,290
  Showboat, Inc.,
                   13.000%  08/01/09                   2,250          2,551
  Station Casinos, Inc.,
                   10.125%  03/15/06                   1,000            983
  Wyndham Hotel Corp.,
                   10.500%  05/15/06                   1,000          1,080
                                                                    -------
                                                                     11,386
                                                                    -------
--------------------------------------------------------------------------------

TRANSPORTATION, COMMUNICATION, ELECTRIC,
  GAS & SANITARY SERVICES - 27.4%
  AIR TRANSPORTATION - 3.5%
  Greenwich Air Services, Inc.,
                   10.500%  06/01/06                   1,500          1,710
  UNC, Inc.,
                   11.000%  06/01/06                     500            575
  U.S. Air, Inc.,
                   10.375%  03/01/13                   2,000          2,100
                                                                    -------
                                                                      4,385
                                                                    -------

  BROADCASTING - 5.4%
  Allbritton Communications Co.,
                   11.500%  08/15/04                   2,000          2,100
  Sullivan Broadcasting, Inc.,
                   10.250%  12/15/05                   2,000          2,005
  Young Broadcasting Corp.,
                   11.750%  11/15/04                   2,500          2,694
                                                                    -------
                                                                      6,799
                                                                    -------

  CABLE - 6.4%
  Cablevision Systems Corp.,
                   10.750%  04/01/04                   2,000          2,062
  Diamond Cable Communications PLC,
    stepped coupon,
         (10.750% 02/15/02) 02/15/07(c)(d)             1,000            593
  Marcus Cable Co., L.P.,
                   11.875%  10/01/05                   1,500          1,568
  Rogers Communications, Inc.,
                   10.875%  04/15/04                   2,000          2,085


                                       8

                  Investment Portfolio/April 30, 1997
--------------------------------------------------------------------------------

  Telewest Communication PLC,
                    (b)   10/01/07                    $2,500         $1,688
                                                                    -------
                                                                      7,996
                                                                    -------

  GAS SERVICES - 1.1%
  California Energy Co., Inc.,
                    9.875%  06/30/03                   1,250          1,313
                                                                    -------

  MOTOR FREIGHT & WAREHOUSING - 1.1%
  Ryder Trucks, Inc.,
                   10.000%  12/01/06(c)                1,400          1,404
                                                                    -------

  SANITARY SERVICES - 1.7%
  Allied Waste North America,
                   10.250%  12/01/06(c)                2,000          2,105
                                                                    -------

  TELECOMMUNICATIONS - 8.2%
  Brooks Fiber Properties, Inc.,
    stepped coupon,
        (10.875% 03/01/01)  03/01/06(d)                  500            325
  Echostar Communications Corp.,
    stepped coupon,
        (12.875% 06/01/99)  06/01/04(d)                2,000          1,650
  ICG Holding, Inc.,
    stepped coupon,
        (13.500% 09/15/00)  09/15/05(d)                1,000            678
  IntelCom Group (USA), Inc.,
    stepped coupon,
        (12.500% 05/01/01)  05/01/06(d)                1,000            605
  Nextel Communications, Inc.,
    stepped coupon,
         (9.750% 02/15/99)  08/15/04(d)                2,000          1,452
  PanAmSat Corp.,
    stepped coupon,
        (11.375% 08/01/98)  08/01/03(d)                2,800          2,660
  Shared Technologies Fairchild, Inc.,
    stepped coupon,
        (12.250% 03/01/99)  03/01/06(d)                1,000            823
  Sprint Spectrum L.P.,
    stepped coupon,
        (12.500% 08/15/01)  08/15/06(d)                2,000          1,390

                  Investment Portfolio/April 30, 1997

--------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS & NOTES - CONT.            PAR           VALUE
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
  GAS & SANITARY SERVICES - CONT
  TELECOMMUNICATIONS - CONT
  WinStar Communications, Inc.,
    stepped coupon,
        (14.000% 10/15/00)  10/15/05(d)               $1,150       $    633
                                                                   --------
                                                                     10,216
                                                                   --------



TOTAL CORPORATE FIXED - INCOME
  BONDS & NOTES (cost of $116,170)                                  119,842
                                                                   --------


U.S. GOVERNMENT OBLIGATIONS - 1.3%
--------------------------------------------------------------------------------

  U. S. Treasury Bond,
                  6.375%  05/15/99                     1,395          1,397
                                                                   --------
  U. S. Treasury Note,
                  7.750%  01/31/00                       301            311
                                                                   --------

TOTAL U.S. GOVERNMENT OBLIGATIONS (cost of $1,723)                    1,708
                                                                   --------

TOTAL BONDS & NOTES (cost of $117,893)                              121,550
                                                                   --------


COMMON STOCKS - 0.2%                                  SHARES
--------------------------------------------------------------------------------
MINING & ENERGY - 0.1%
  OIL & GAS EXTRACTION
  Mesa Capital Corp. (e)                                  26            131
                                                                   --------

--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
  GAS & SANITARY SERVICES - 0.1%
  MOTOR FREIGHT & WAREHOUSING
  St. Johnsbury Trucking Co. (e)(f)                       79             79
  Sun Carriers, Inc. (c)(e)(f)                           326              3
                                                                   --------
                                                                         82
                                                                   --------

TOTAL COMMON STOCKS (cost of $1,052)                                    213
                                                                   --------

PREFERRED STOCKS - 2.5%
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.2%
  DEPOSITORY INSTITUTIONS
  California Federal Bancorp Inc.  9.125%                  9            212
                                                                   --------
--------------------------------------------------------------------------------
 MINING & ENERGY - 0.1%
  OIL & GAS EXTRACTION
  Mesa Inc.  8.00% PIK                                    25            154
                                                                   --------

                  Investment Portfolio/April 30, 1997
--------------------------------------------------------------------------------

TRANSPORTATION, COMMUNICATION, ELECTRIC,
  GAS & SANITARY SERVICES - 2.2%
  CABLE
  Cablevision Systems Corp.,
  11.125% PIK, Series L                                    6       $    522
  Time Warner
  10.25% Series M                                          2          2,215
                                                                   --------
                                                                      2,737
                                                                   --------

TOTAL PREFERRED STOCKS (cost of $3,144)                               3,103
                                                                   --------

ADJUSTABLE RATE PREFERRED STOCKS - 0.2%
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
  GAS & SANITARY SERVICES - 0.2%
  TELECOMMUNICATIONS
  Nextlink Communications 14.00%                           5            235
                                                                   --------

  TOTAL ADJUSTABLE RATE PREFERRED STOCKS (cost of $250)                 235
                                                                   --------

  TOTAL INVESTMENTS - 100.0% (cost of $122,339)(g)                  125,101
                                                                   --------




SHORT-TERM OBLIGATIONS                                 PAR
--------------------------------------------------------------------------------
  Federal Home Loan Mortgage Corp.,
  5.280%  05/01/97(h)                                 $2,760          2,760
                                                                   --------


OTHER ASSETS & LIABILITIES, NET                                     (26,084)
--------------------------------------------------------------------------------
NET ASSETS                                                         $101,777
                                                                   ========

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

     (a) Industry classification percentages are based on total investments. Total investments represents 122.9% of the Fund's net assets.

     (b)  Zero coupon bond.

     (c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1997, the value of these securities amounted to $12,584 or 12.4% of net assets.

     (d) Currently zero coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.

     (e)  Non-income producing.

     (f) Represents fair value as determined in good faith under the direction of the Trustees.

     (g)  Cost for federal income tax purposes is the same.

     (h)  Rate represents yield at date of purchase.


                   Acronym                                         Name
                  ---------                                    -------------
                     PIK                                      Payment-In-Kind





                       See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                           APRIL 30, 1997 (UNAUDITED)

(in thousands except for per share amount)
ASSETS
Investments at value (cost $122,339)                     $125,101
Short-term obligations                                      2,760
                                                         --------
                                                          127,861
Cash                                          $     5
Receivable for:
  Interest                                      2,911
Other                                              16       2,932
                                              -------    --------
     Total Assets                                         130,793

LIABILITIES
Payable for:
  Distributions                                   836
  Interest                                        775
Accrued:
  Deferred Trustees fees                            3
Other                                               2
Notes payable                                  27,400
                                              -------
     Total Liabilities                                     29,016
                                                         --------

NET ASSETS  at value for 14,665
  shares of beneficial interest outstanding              $101,777
                                                         ========

Net asset value per share                                $   6.94
                                                         ========

COMPOSITION OF NET ASSETS
Capital paid in                                          $131,638
Undistributed net investment income                           109
Accumulated net realized loss                             (32,732)
Net unrealized appreciation                                 2,762
                                                         --------
                                                         $101,777
                                                         ========

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 1997
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                         $6,328
Dividends                                                            92
                                                                 ------
                                                                  6,420
EXPENSES
Management fee                                         $  333
Transfer agent                                             26
Bookkeeping fee                                            23
Trustees fee                                                8
Custodian fee                                               3
Audit fee                                                  21
Legal fee                                                   8
Reports to shareholders                                     5
Other                                                      16
                                                       ------
   Total operating expenses                               443
Interest of deferred
   debt issuance expenses                               1,021     1,464
                                                       ------    ------
       Net Investment Income                                      4,956

NET REALIZED & UNREALIZED GAIN ON PORTFOLIO POSITIONS
Net realized gain                                         505
Net unrealized appreciation during
  the period                                              522
                                                       ------
       Net Gain                                                   1,027
                                                                 ------

Net Increase in Net Assets from Operations                       $5,983
                                                                 ======

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                (Unaudited)
                                                Six months            Year
                                                   ended             ended
(in thousands)                                   April 30          October 31
                                                ----------         -----------
INCREASE (DECREASE) IN NET ASSETS                  1997               1996
                                                ----------         -----------
Operations:
Net investment income                            $  4,956            $ 9,809
Net realized gain                                     505              2,367
Net unrealized appreciation                           522              1,553
                                                 --------            -------
     Net Increase from Operations                   5,983             13,729
Distributions from net investment income           (5,247)            (9,870)
                                                 --------            -------
                                                      736              3,859
Fund share transactions
   Value of distributions reinvested                1,116              2,082
                                                 --------            -------
        Total Increase                              1,852              5,941
NET ASSETS
   Beginning of period                             99,925             93,984
                                                 --------            -------
   End of period (including undistributed net
     investment income of $109 and $300,
     respectively)                               $101,777            $99,925
                                                 ========            =======

NUMBER OF FUND SHARES
Issued for distributions reinvested                   159                308
   Outstanding at
     Beginning of period                           14,506             14,198
                                                 --------            -------
     End of period                                 14,665             14,506
                                                 ========            =======


See notes to financial statements.

                             STATEMENT OF CASH FLOWS

                                                                            (Unaudited)
                                                                            Six months
                                                                               ended
(in thousands)                                                               April 30
                                                                            -----------
INCREASE (DECREASE) IN NET ASSETS                                              1997
                                                                            -----------
Operations:
Net investment income (a)                                                     $4,043
Net increase in cash from investment activity (b)                                 83
                                                                              -------
     Net Increase from Operations                                              4,126
Distributions from net investment income                                      (4,122)
                                                                              -------
                                                                                   4
Cash
   Beginning of period                                                             1
                                                                              -------
   End of period                                                              $    5
                                                                              =======

Notes to statement of cash flows:
a)  Reconciliation of net investment income:
       Net investment income per books                   $   4,956
       Net change in assets and liabilities related
         to income and expenses, including net
         accretion and amortization                           (913)
                                                         ---------
       Net investment income-cash basis                  $   4,043
                                                         =========

b)  Net increase in cash from investment
       activity
       Receipts for investments sold                     $ 519,937
       Cost of investments purchased                      (519,854)
                                                         ---------
                                                         $      83
                                                         =========


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 1997 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial Intermediate High Income Fund (the
Fund), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to seek high current income and total return by investing primarily in lower rated corporate debt securities. The Fund authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms.

                  Notes to Financial Statements/April 30, 1997
--------------------------------------------------------------------------------

This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

STATEMENT OF CASH FLOWS: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at April 30, 1997.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER: Corporate actions are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets.

--------------------------------------------------------------------------------
NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
--------------------------------------------------------------------------------
BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended April 30, 1997, purchases and sales of investments, other than short-term obligations, were $44,483,220 and $45,751,724, respectively, of which none and $607,481, respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at April 30, 1997, based on cost of investments for both financial statement and federal income tax purposes was:

     Gross unrealized appreciation             $ 4,442,593
     Gross unrealized depreciation              (1,680,846)
                                               -----------
       Net unrealized appreciation             $ 2,761,747
                                               ===========

CAPITAL LOSS CARRYFORWARDS: At October 31, 1996, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

           Year of                Capital loss
         expiration               carryforward
         ----------               ------------
            1998                  $ 2,892,000
            1999                   18,676,000
            2000                    9,467,000
            2003                    2,103,000
                                  -----------
                                  $33,138,000
                                  ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

--------------------------------------------------------------------------------
NOTE 5. LOAN AGREEMENT
--------------------------------------------------------------------------------
At April 30, 1997, the Fund had a $27,400,000 term loan with Bank of America Illinois which bears interest at 7.33% per annum, due June 12, 1999. The Fund is required to maintain certain asset coverage with respect to the loan.

NOTE 6. RESULTS OF ANNUAL SHAREHOLDER MEETING (UNAUDITED)
--------------------------------------------------------------------------------
On April 30, 1997, the Annual Meeting of Shareholders of the Fund was held to elect three Trustees and to ratify the selection of Price Waterhouse LLP as independent accountants for the fiscal year ending October 31, 1997. On February 3, 1997, the record date of the Meeting, the Fund had outstanding 14,587,959 shares of beneficial interest. The votes cast at the Meeting were as follows:

Election of three Trustees:
                                                       WITHHOLD
                                   FOR                 AUTHORITY
                                   ---                 ---------
James L. Moody, Jr.             9,416,406               191,393
George L. Shinn                 9,413,626               194,173
Sinclair Weeks, Jr.             9,411,926               195,873

The Board of Trustees also consists of Robert J. Birnbaum, Tom Bleasdale, Lora
S. Collins, James E. Grinnell, William D. Ireland, Jr., Richard W. Lowry, William E. Mayer, John J. Neuhauser and Robert L. Sullivan.

Ratification of the selection of Price Waterhouse LLP as independent accountants:

      FOR               AGAINST            ABSTAIN
      ---               -------            -------
   9,445,864             59,201            102,734

                              FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                           (Unaudited)
                                           Six months
                                             ended
                                            April 30            Year ended October 31
                                           -----------        ------------------------
                                               1997             1996            1995
Net asset value -
   Beginning of period                       $  6.890          $ 6.620         $ 6.280
                                             --------          -------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                           0.346            0.699           0.696
Net realized and
unrealized gain (loss)                          0.064            0.258           0.340
                                             --------          -------         -------
   Total from Investment
      Operations                                0.410            0.957           1.036
                                             --------          -------         -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                     (0.360)          (0.687)         (0.696)
                                             --------          -------         -------
Net asset value -
   End of period                             $  6.940          $ 6.890         $ 6.620
                                             ========          =======         =======

Market price per share                       $  7.375          $ 7.125         $ 6.875
                                             ========          =======         =======
Total return - based on market
  value (a)                                      8.87%(d)        14.62%          33.00%
                                             ========          =======         =======

RATIOS TO AVERAGE NET ASSETS
Operating expenses                               0.87%(b)(c)      0.98%(b)        0.95%(b)
Interest of deferred
  debt issuance expenses                         1.99%(c)         2.07%           1.94%
Net investment income                            9.68%(b)(c)     10.11%(b)       10.76%(b)
Portfolio turnover                                 36%(d)           92%             92%
Net assets at end
of period (000)                              $101,777          $99,925         $93,984

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(c)  Annualized.
(d)  Not annualized.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                      Year ended October 31
            ----------------------------------------
              1994            1993             1992

            $ 6.920         $ 6.430          $ 6.290
            -------         -------          -------

              0.693           0.709            0.773

             (0.587)          0.497            0.142
            -------         -------          -------

              0.106           1.206            0.915
            -------         -------          -------

             (0.746)         (0.716)          (0.775)
            -------         -------          -------

            $ 6.280         $ 6.920          $ 6.430
            =======         =======          =======

            $ 5.750         $ 6.625          $ 6.625
            =======         =======          =======

              (2.80%)         17.89%           17.39%
            =======         =======          =======


               0.97%           1.00%            1.00%

               1.91%           2.66%            3.24%
              10.40%          10.62%           11.98%
                160%            135%              78%

            $87,519         $95,164          $87,149


--------------------------------------------------------------------------------

    SENIOR SECURITIES OF COLONIAL INTERMEDIATE HIGH INCOME FUND: (UNAUDITED)

                                             Involuntary
              Total              Asset       liquidating      Approximate
              amount           coverage      preference       market value
Year       outstanding         per share      per unit          per unit
----       -----------         ---------      --------          --------
1997        $27,400,000          371%            NA                100
1996        $27,400,000          365%            NA                100
1995        $27,400,000          354%            NA                100
1994        $27,400,000          343%            NA                100
1993        $27,400,000          319%            NA                100
1992        $27,400,000          347%            NA                100

================================================================================
                           DIVIDEND REINVESTMENT PLAN

As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Fund generally distributes net investment income monthly and capital gains annually. Under the Fund's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges will be paid by the Fund. No brokerage charges are incurred on shares issued directly by the Fund. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 90 days written notice to the Plan participants. All correspondence concerning the Plan should be directed to First Data Investors Services Group, the Plan agent, by mail at P.O. Box 1376, Boston, MA 02104 or by phone at 1-800-331-1710.

================================================================================
                                       22

                    IMPORTANT INFORMATION ABOUT THIS REPORT


The Transfer Agent for Colonial Intermediate High Income Fund is:
First Data Investors Services Group
P.O. Box 1376
Boston, MA 02104
1-800-331-1710


Colonial Intermediate High Income Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Intermediate High Income Fund.

[Logo]
COLONIAL
MUTUAL FUNDS

Mutual Funds for
Planned Portfolios

--------------------------------------------------------------------------------
                                    TRUSTEES

ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C. S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation



        COLONIAL INVESTMENT SERVICES, INC., Distributor Copy Rights 1997
                     A Liberty Financial Company (NYSE: L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                            IH-03/730D-0497 M (6/97)
--------------------------------------------------------------------------------